Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Premium Class
Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	0.04%
Annual Return 2016	0.23%
Annual Return 2017	0.59%
Annual Return 2018	1.16%
Annual Return 2019	1.22%
Annual Return 2020	0.39%
Annual Return 2021	0.01%
Annual Return 2022	0.95%
Annual Return 2023	3.08%
Annual Return 2024	3.15%